EMPLOYEE BENEFITS - Summary of the share-based compensation plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	$ 10,129
Expense	$ 6,288
Number of stock options (in shares) | shares	1,051,602	1,786,467	2,155,851
Number of stock options vested (in shares) | shares	671,227
Fair value vested ($)	$ 5,100
Deferred tax assets	26,868	$ 16,916
Share-based compensation plan
Disclosure of range of exercise prices of outstanding share options [line items]
Deferred tax assets	$ 11,587	$ 4,731
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	622,322
Fair value at grant date ($)	$ 39,802
Expense	$ 14,932
Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	2,574
Fair value at grant date ($)	$ 225
Expense	$ 179
Employee and Non Employee Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 85.80	$ 46.29
Number of Restricted Stock Units (in shares) | shares	624,896	535,838	164,859
Fair value at grant date ($)	$ 40,027
Expense	15,111
Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	9,881
Expense	$ 6,226
Number of stock options (in shares) | shares	1,024,602
Number of stock options vested (in shares) | shares	650,977
Fair value vested ($)	$ 4,914
Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	248
Expense	$ 62
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	20,250
Fair value vested ($)	$ 186
Exercise Price, $0.95 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	$ 5
Exercise price ($ per share) | $ / shares	$ 0.95
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $2.48 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	$ 9
Exercise price ($ per share) | $ / shares	$ 2.48
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $3.38 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	$ 85
Exercise price ($ per share) | $ / shares	$ 3.38
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $12.22 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	$ 0
Exercise price ($ per share) | $ / shares	$ 12.22
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $10.00 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	359
Expense	$ 500
Exercise price ($ per share) | $ / shares	$ 10.00
Number of stock options (in shares) | shares	107,826
Number of stock options vested (in shares) | shares	107,826
Fair value vested ($)	$ 359
Exercise Price, $22.77 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	0
Expense	$ 0
Exercise price ($ per share) | $ / shares	$ 22.77
Number of stock options (in shares) | shares	0
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $28.31 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	1,426
Expense	$ 1,422
Exercise price ($ per share) | $ / shares	$ 28.31
Number of stock options (in shares) | shares	205,748
Number of stock options vested (in shares) | shares	205,748
Fair value vested ($)	$ 1,426
Exercise Price, $29.34 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	26
Expense	$ 0
Exercise price ($ per share) | $ / shares	$ 29.34
Number of stock options (in shares) | shares	3,875
Number of stock options vested (in shares) | shares	3,875
Fair value vested ($)	$ 26
Exercise Price, $34.20 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	47
Expense	$ 39
Exercise price ($ per share) | $ / shares	$ 34.20
Number of stock options (in shares) | shares	5,500
Number of stock options vested (in shares) | shares	5,500
Fair value vested ($)	$ 47
Exercise Price, $29.01 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	810
Expense	$ 888
Exercise price ($ per share) | $ / shares	$ 29.01
Number of stock options (in shares) | shares	117,480
Number of stock options vested (in shares) | shares	52,480
Fair value vested ($)	$ 362
Exercise Price, $32.36 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	2,740
Expense	$ 1,487
Exercise price ($ per share) | $ / shares	$ 32.36
Number of stock options (in shares) | shares	338,173
Number of stock options vested (in shares) | shares	211,798
Fair value vested ($)	$ 1,716
Exercise Price, $38.16 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	273
Expense	$ 91
Exercise price ($ per share) | $ / shares	$ 38.16
Number of stock options (in shares) | shares	30,000
Number of stock options vested (in shares) | shares	20,000
Fair value vested ($)	$ 182
Exercise Price, $36.30 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	127
Expense	$ 32
Exercise price ($ per share) | $ / shares	$ 36.30
Number of stock options (in shares) | shares	15,000
Number of stock options vested (in shares) | shares	7,500
Fair value vested ($)	$ 64
Exercise Price, $44.97 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	268
Expense	$ 118
Exercise price ($ per share) | $ / shares	$ 44.97
Number of stock options (in shares) | shares	15,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $46.00 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	3,434
Expense	$ 1,349
Exercise price ($ per share) | $ / shares	$ 46.00
Number of stock options (in shares) | shares	170,000
Number of stock options vested (in shares) | shares	36,250
Fair value vested ($)	$ 732
Exercise Price, $55.07 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	181
Expense	$ 97
Exercise price ($ per share) | $ / shares	$ 55.07
Number of stock options (in shares) | shares	7,500
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $50.92 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	101
Expense	$ 61
Exercise price ($ per share) | $ / shares	$ 50.92
Number of stock options (in shares) | shares	4,500
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $52.10 | Employee Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	89
Expense	$ 43
Exercise price ($ per share) | $ / shares	$ 52.10
Number of stock options (in shares) | shares	4,000
Number of stock options vested (in shares) | shares	0
Fair value vested ($)	$ 0
Exercise Price, $39.37 | Non-Employees Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Fair value at grant date ($)	248
Expense	$ 62
Exercise price ($ per share) | $ / shares	$ 39.37
Number of stock options (in shares) | shares	27,000
Number of stock options vested (in shares) | shares	20,250
Fair value vested ($)	$ 186
Grant Price, $36.30 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 36.30
Number of Restricted Stock Units (in shares) | shares	1,000
Fair value at grant date ($)	$ 36
Expense	$ 18
Grant Price, $37.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 37.00
Number of Restricted Stock Units (in shares) | shares	45,242
Fair value at grant date ($)	$ 1,674
Expense	$ 2,217
Grant Price, $42.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 42.00
Number of Restricted Stock Units (in shares) | shares	3,250
Fair value at grant date ($)	$ 137
Expense	$ 77
Grant Price, $46.00 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 46.00
Number of Restricted Stock Units (in shares) | shares	281,180
Fair value at grant date ($)	$ 12,934
Expense	$ 5,221
Grant Price, $46.00 | Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 46.00
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 35
Grant Price, $50.92 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 50.92
Number of Restricted Stock Units (in shares) | shares	7,500
Fair value at grant date ($)	$ 382
Expense	$ 129
Grant Price, $52.74 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 52.74
Number of Restricted Stock Units (in shares) | shares	3,000
Fair value at grant date ($)	$ 158
Expense	$ 54
Grant Price, $55.07 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 55.07
Number of Restricted Stock Units (in shares) | shares	3,000
Fair value at grant date ($)	$ 165
Expense	$ 56
Grant Price, $56.87 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 56.87
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 67
Grant Price, $52.10 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 52.10
Number of Restricted Stock Units (in shares) | shares	2,400
Fair value at grant date ($)	$ 125
Expense	$ 61
Grant Price, $87.44 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 87.44
Number of Restricted Stock Units (in shares) | shares	268,750
Fair value at grant date ($)	$ 23,500
Expense	$ 6,450
Grant Price, $94.93 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 94.93
Number of Restricted Stock Units (in shares) | shares	4,000
Fair value at grant date ($)	$ 380
Expense	$ 116
Grant Price, $69.77 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 69.77
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 446
Grant Price, $103.75 | Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 103.75
Number of Restricted Stock Units (in shares) | shares	3,000
Fair value at grant date ($)	$ 311
Expense	$ 20
Grant Price, $57.39 | Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 57.39
Number of Restricted Stock Units (in shares) | shares	0
Fair value at grant date ($)	$ 0
Expense	$ 18
Grant Price, $87.44 | Non-Employees Restricted Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 87.44
Number of Restricted Stock Units (in shares) | shares	2,574
Fair value at grant date ($)	$ 225
Expense	$ 126